Earnings Per Share (EPS)	12 Months Ended
Dec. 31, 2013
Earnings Per Share (EPS) [Abstract]
Earnings Per Share (EPS)

15.Earnings Per Share (EPS)

Basic EPS – Common Shares:

Numerator	2011	2012	2013
Net income	$12,953,386	$13,176,164	$15,307,658
Less: Series B-1 Preferred Shares dividends	-	(1,238,516)	(1,077,090)
Less: Redemption of Series B-1 Preferred Shares	-	(1,762,511)	(2,062,788)
Less: Series C Preferred Shares dividends	-	-	(735,281)
Less: Income attributable to non-vested share awards	(103,947)	(189,769)	(270,783)
Net income available to common shareholders	$12,849,439	$9,985,368	$11,161,716

Denominator
Weighted average number of common shares outstanding, basic	15,433,519	17,980,980	23,587,529

Net income per common share, basic	$0.83	$0.56	$0.47

Diluted EPS – Common Shares:

Numerator	2011	2012	2013
Net income	$12,953,386	$13,176,164	$15,307,658
Less: Series B-1 Preferred Shares dividends	-	(1,238,516)	(1,077,090)
Less: Redemption of Series B-1 Preferred Shares	-	(1,762,511)	(2,062,788)
Less: Series C Preferred Shares dividends	-	-	(735,281)
Plus: Dividends on Series B-1 Preferred Shares, if converted to common shares	-	864,133	1,077,090
Less: Income attributable to non-vested share awards	(103,947)	-	(270,783)
Net income available to common shareholders	$12,849,439	$11,039,270	$12,238,806

Denominator
Weighted average number of common shares outstanding, basic	15,433,519	17,980,980	23,587,529
Effect of Series B-1 Preferred Shares, if converted to common shares	-	2,415,653	3,133,151
Weighted average number of common shares outstanding, diluted	15,433,519	20,396,633	26,720,680

Net income per common share, diluted	$0.83	$0.54	$0.46

Weighted Average Number of Shares – Basic - In calculating basic EPS, the Company includes the effect of vested share awards from their vesting date.

Weighted Average Number of Common Shares – Diluted - In calculating diluted EPS the Company includes the potential dilution that could occur if securities or other contracts to issue common stock were exercised. In calculating diluted EPS for the common shares, the unvested share awards outstanding under the Company’s Stock Incentive Plan, common shares issuable upon exercise of the Company’s outstanding warrants and common shares issuable upon conversion of the Series B-1 Preferred Shares, are included in the shares outstanding unless their effect is anti-dilutive.

The Company excluded the dilutive effect of 614,170 (2012: 532,333, 2011: 317,000) non-vested share awards and 1,333,333 (2012: 1,333,333, 2011: 0) warrants in calculating dilutive EPS for its common shares as of December 31, 2013, as they were anti-dilutive.